Tax (Details 3) (CHF)	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Net deferred tax assets (CHF million)
Deferred tax assets	5,557,000,000	5,683,000,000	6,599,000,000	5,557,000,000	6,599,000,000	6,185,000,000
Net operating loss carry-forwards	758,000,000	1,436,000,000		758,000,000
Temporary differences	4,799,000,000	4,247,000,000		4,799,000,000
Deferred tax liabilities	423,000,000	427,000,000	165,000,000	423,000,000	165,000,000	394,000,000
Deferred Tax Assets (Liabilities), Net	5,134,000,000	5,256,000,000		5,134,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,600,000,000			6,600,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	55,000,000			55,000,000
Effective tax rate
Effective tax rate (as a percent)	(88.70%)	31.20%	28.70%	60.80%	27.60%